Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	FLAT ROCK CORE INCOME FUND
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001814390
Document Period End Date	Dec. 31, 2023